Finance income and finance expense (Tables)	12 Months Ended
Dec. 31, 2017
Finance Income and Finance Expense Abstract
Schedule of Finance income and finance expense

	Year Ended December 31,
	2015	2016	2017
Finance income
Interest income on bank deposits	$17	$70	$413
Gain on financial security	4	117	288
Net foreign exchange gain	—	2,416	—
Finance income	$21	$2,603	$701

Finance costs
Interest expense on loans	(295)	(791)	(2)
Net foreign exchange loss	(294)	—	(2,846)
Finance expense	$(589)	$(791)	$(2,848)
Net finance income (loss)	$(568)	$1,812	$(2,147)